Loans Receivable, Net - Components of Loans Receivable in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Real estate loans:
Total loans, gross	$ 610,837	$ 562,494
Deferred loan cost, net of fees	(439)	(445)
Less allowance for loan losses	(6,112)	(5,700)
Total loans	$ 604,286	$ 556,349
Loans and Leases Receivable in Percentage	100.00%	100.00%
Multi-Family [Member]
Real estate loans:
Total loans, gross	$ 34,284	$ 24,725
Real Estate Loans [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	84.00%	81.00%
Real Estate Loans [Member] | Multi-Family [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	5.60%	4.40%
Consumer Loans [Member]
Real estate loans:
Total loans, gross	$ 8,717	$ 20,324
Less allowance for loan losses	$ (208)	$ (358)
Loans and Leases Receivable in Percentage	1.40%	3.60%
Commercial Loans [Member]
Real estate loans:
Total loans, gross	$ 88,907	$ 86,743
Less allowance for loan losses	$ (593)	$ (623)
Loans and Leases Receivable in Percentage	14.60%	15.40%
Total Other Loans [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	16.00%	19.00%
One-to-Four Family Mortgages [Member]
Real estate loans:
Total loans, gross	$ 147,962	$ 145,999
One-to-Four Family Mortgages [Member] | Real Estate Loans [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	24.20%	26.00%
Home Equity Line of Credit [Member]
Real estate loans:
Total loans, gross	$ 35,684	$ 33,644
Home Equity Line of Credit [Member] | Real Estate Loans [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	5.80%	6.00%
Construction [Member]
Real estate loans:
Total loans, gross	$ 39,255	$ 34,878
Construction [Member] | Real Estate Loans [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	6.40%	6.20%
Land [Member]
Real estate loans:
Total loans, gross	$ 23,840	$ 22,453
Land [Member] | Real Estate Loans [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	3.90%	4.00%
Farmland [Member]
Real estate loans:
Total loans, gross	$ 47,796	$ 42,246
Farmland [Member] | Real Estate Loans [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	7.80%	7.50%
Non-Residential Real Estate [Member]
Real estate loans:
Total loans, gross	$ 182,940	$ 149,711
Non-Residential Real Estate [Member] | Real Estate Loans [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	30.00%	26.60%
Real Estate Loans [Member]
Real estate loans:
Total loans, gross	$ 513,213	$ 455,427
Real Estate Loans [Member] | Multi-Family [Member]
Real estate loans:
Total loans, gross	34,284	24,725
Real Estate Loans [Member] | One-to-Four Family Mortgages [Member]
Real estate loans:
Total loans, gross	147,962	145,999
Real Estate Loans [Member] | Home Equity Line of Credit [Member]
Real estate loans:
Total loans, gross	35,684	33,644
Real Estate Loans [Member] | Construction [Member]
Real estate loans:
Total loans, gross	39,255	34,878
Real Estate Loans [Member] | Land [Member]
Real estate loans:
Total loans, gross	23,840	22,453
Real Estate Loans [Member] | Farmland [Member]
Real estate loans:
Total loans, gross	47,796	42,246
Real Estate Loans [Member] | Non-Residential Real Estate [Member]
Real estate loans:
Total loans, gross	182,940	149,711
Total Other Loans [Member]
Real estate loans:
Total loans, gross	97,624	107,067
Total Other Loans [Member] | Consumer Loans [Member]
Real estate loans:
Total loans, gross	8,717	20,324
Total Other Loans [Member] | Commercial Loans [Member]
Real estate loans:
Total loans, gross	$ 88,907	$ 86,743
Second Mortgages [Member] | Real Estate Loans [Member]
Real estate loans:
Loans and Leases Receivable in Percentage	0.30%	0.30%
Second Mortgages [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	$ 1,452	$ 1,771